Average Annual Total Returns (Vanguard Structured Large-Cap Equity Fund Institutional)	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Shares 10/1/2013 - 9/30/2014	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	15.76%	15.86%	15.16%	9.52%	13.69%	13.69%
Five Years	16.72%	16.80%	16.32%	13.61%	15.45%	15.45%
Since Inception	7.99%	8.05%	7.59%	6.46%	7.83%	7.80%